EQUITY (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Atlantic security holding corporation treasury shares [Member]
Disclosure of equity [Line Items]
Number of shares outstanding	14,620,846	14,620,846	14,620,846
Treasury shares under share-based compensation plans [Member]
Disclosure of equity [Line Items]
Number of shares outstanding	276,011	277,436	269,832
Other treasuy shares [Member]
Disclosure of equity [Line Items]
Number of shares outstanding	5,151	17,255	13,155
Treasury shares [member]
Disclosure of equity [Line Items]
Number of shares outstanding	14,902,008	14,915,537	14,903,833